Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Taxes Payable [Abstract]
Income tax payable	$ 52,758	$ 478,319
Consumption tax payable in Japan	240,724	332,397
Total tax payable	$ 293,482	$ 810,716